Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Capital Group U.S. Equity Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Group U.S. Equity Fund
Account Value	$ 75,978	$ 57,509	$ 53,348	$ 60,928	$ 44,760	$ 41,250	$ 35,062	$ 33,299	$ 27,126	$ 25,938	$ 25,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 84,876	$ 61,497	$ 55,834	$ 65,388	$ 45,753	$ 41,704	$ 36,478	$ 33,981	$ 27,486	$ 26,300	$ 25,000